Cost of sales	12 Months Ended
Dec. 31, 2022
Cost of sales [abstract]
Cost of sales

7.Cost of sales

	2022	2021	2020
	$'000	$'000	$'000

Tower repairs and maintenance	90,126	74,523	75,931
Power generation	419,151	267,044	216,030
Short term site rental	13,656	11,165	7,543
Short term other rent	2,813	3,419	3,085
Vehicle maintenance and repairs	1,968	2,754	2,754
Site regulatory permits	33,999	41,165	27,313
Security services	43,448	36,132	32,719
Insurance	5,109	4,156	4,695
Staff costs (note 8.3)	33,229	26,323	24,588
Travel costs	5,343	7,155	4,313
Professional fees	3,460	3,385	2,457
Depreciation (note 14)*	411,925	330,799	367,007
Amortization (note 15)	42,050	34,051	32,503
Impairment of property, plant and equipment and prepaid land rent	38,157	51,113	27,594
Other	12,458	14,204	9,891
	1,156,892	907,388	838,423

Foreign exchange gains and losses on cost of sales are included in Other.

*      Presented net of related indirect tax receivable in Brazil of $0.9 million (2021: $0.4 million, 2020: $0.8 million). Refer to note 14.